Intangible assets (Details Text) (Detail)	12 Months Ended
Dec. 31, 2018
Intangible Assets Details Text [abstract]
The PagSeguro Brazil Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives	Three to five years